SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
Schedule of segmented information

As at and for the year ended	Mining	Reclamation	Corporate and
December 31, 2021	Operations	Management	Other	Total

Revenue	$19,007	$2,495	$—	$21,502

Cost of sales	27,973	1,975	—	29,948
Depreciation and amortization	—	—	291	291
Share-based compensation	—	—	3,539	3,539
Other G&A expenses	—	—	6,653	6,653
Gain on net smelter return royalty	—	—	(4,500)	(4,500)
Gain on embedded derivative asset	—	—	(9,459)	(9,459)
Other (income) loss	936	—	(64)	872

Segment income (loss) before taxes	$(9,902)	$520	$3,540	$(5,842)

Total assets	$173,015	$1,207	$36,140	$210,362
Total liabilities	$21,465	$5	$2,790	$24,260

As at and for the year ended	Mining	Reclamation	Corporate and
December 31, 2020	Operations	Management	Other	Total

Revenue	$—	$2,866	$—	$2,866

Cost of sales	—	3,300	—	3,300
Depreciation and amortization	1,430	—	289	1,719
Share-based compensation	148	—	3,314	3,462
Other G&A expenses	103	—	6,008	6,111
Mine site maintenance	7,933	—	—	7,933
Loss on embedded derivative asset	—	—	21,728	21,728
Write-down of inventories	2,773	—	—	2,773
Other (income) loss	146	—	(219)	(73)

Segment income (loss) before taxes	$(12,533)	$(434)	$(31,120)	$(44,087)

Total assets	$125,347	$948	$45,372	$171,667
Total liabilities	$22,050	$219	$4,066	$26,335